STOCKHOLDERS’ EQUITY	12 Months Ended
Dec. 31, 2020
Subsidiary or Equity Method Investee [Line Items]
STOCKHOLDERS’ EQUITY

NOTE 7 — STOCKHOLDERS’ EQUITY

Preferred Stock — The Company is authorized to issue 1,000,000 shares of preferred stock with a par value of $0.0001 per share with such designation, rights and preferences as may be determined from time to time by the Company’s Board of Directors. As of December 31, 2020 and 2019, there were no shares of preferred stock issued or outstanding.

Common Stock — The Company is authorized to issue 100,000,000 shares of common stock with a par value of $0.0001 per share. Holders of the Company’s common stock are entitled to one vote for each share. The underwriters’ election to exercise their over-allotment option expired unexercised on January 15, 2018 and, as a result, 750,000 Founder Shares were forfeited. At December 31, 2020 and 2019, there were 6,219,174 and 6,375,178 shares of common stock issued and outstanding, respectively, excluding 5,094 and 17,501,073 shares of common stock subject to possible redemption, respectively.

Warrants — Public Warrants may only be exercised for a whole number of shares. No fractional shares will be issued upon exercise of the Public Warrants. The Public Warrants will become exercisable on the later of (a) 30 days after the completion of a Business Combination and (b) 12 months from the closing of the Initial Public Offering; provided in each case that the Company has an effective registration statement under the Securities Act covering the shares of common stock issuable upon exercise of the Public Warrants and a current prospectus relating to them is available. The Company has agreed that as soon as practicable, but in no event later than 15 business days after the closing of a Business Combination, the Company will use its best efforts to file with the SEC a registration statement for the registration, under the Securities Act, of the shares of common stock issuable upon exercise of the Public Warrants. The Company will use its best efforts to cause the same to become effective and to maintain the effectiveness of such registration statement, and a current prospectus relating thereto, until the expiration of the Public Warrants in accordance with the provisions of the warrant agreement. If any such registration statement has not been declared effective by the 60th business day following the closing of the Business Combination, holders of the Public Warrants shall have the right, during the period beginning on the 61st business day after the closing of the Business Combination and ending upon such registration statement being declared effective by the SEC, and during any other period when the Company shall fail to have maintained an effective registration statement covering the shares of common stock issuable upon exercise of the Public Warrants, to exercise such Public Warrants on a “cashless basis.” Notwithstanding the above, if the Company’s common stock is at the time of any exercise of a Public Warrant not listed on a national securities exchange such that it satisfies the definition of a “covered security” under Section 18(b)(1) of the Securities Act, the Company may, at its option, require holders of Public Warrants who exercise their warrants to do so on a “cashless basis” in accordance with Section 3(a)(9) of the Securities Act and, in the event the Company so elects, the Company will not be required to file or maintain in effect a registration statement, but will be required to use its best efforts to register or qualify the shares under applicable blue sky laws to the extent an exemption is not available. The Public Warrants will expire five years after the completion of a Business Combination or earlier upon redemption or liquidation.

The Company may redeem the Public Warrants:

●	in whole and not in part;
●	at a price of $0.01 per warrant;
●	at any time during the exercise period;
●	upon a minimum of 30 days’ prior written notice of redemption;
●	if, and only if, the last sale price of the Company’s common stock equals or exceeds $18.00 per share for any 20 trading days within a 30-trading day period ending on the third business day prior to the date on which the Company sends the notice of redemption to the warrant holders; and
●	if, and only if, there is a current registration statement in effect with respect to the shares of common stock underlying such warrants.

If the Company calls the Public Warrants for redemption, management will have the option to require all holders that wish to exercise the Public Warrants to do so on a “cashless basis,” as described in the warrant agreement.

The exercise price and number of shares of common stock issuable upon exercise of the warrants may be adjusted in certain circumstances including in the event of a stock dividend, or recapitalization, reorganization, merger or consolidation. However, the warrants will not be adjusted for issuance of common stock at a price below its exercise price. Additionally, in no event will the Company be required to net cash settle the warrants. If the Company is unable to complete a Business Combination within the Combination Period and the Company liquidates the funds held in the Trust Account, holders of warrants will not receive any of such funds with respect to their warrants, nor will they receive any distribution from the Company’s assets held outside of the Trust Account with the respect to such warrants. Accordingly, the warrants may expire worthless.

Ensysce Biosciences, Inc [Member]
Subsidiary or Equity Method Investee [Line Items]
STOCKHOLDERS’ EQUITY

NOTE 8 - STOCKHOLDERS’ EQUITY

In February 2018, the Company amended and restated its articles of incorporation to increase the authorized shares of common stock to 500,000,000 shares and authorized the issuance of 50,000,000 shares of preferred stock. Pursuant to the Company’s amended and restated articles of incorporation, as of December 31, 2020, the Company was authorized to issue 500,000,000 shares of common stock with a par value of $0.000025 per share and 50,000,000 shares of preferred stock, par value $0.000025. As of December 31, 2020 and 2019, there were no shares of preferred stock issued and outstanding.

ENSYSCE BIOSCIENCES, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Common Stock

As of December 31, 2020 and 2019, the Company had a total of 239,465,160 shares of common stock issued and outstanding.

Warrants

In February 2013, the Company issued 200,000 warrants to purchase common stock. The warrants have a ten-year life and have an exercise price of $0.41 per share. As of December 31, 2020 and 2019, the warrants remained outstanding.

In August 2019, the Company issued 100,000 warrants in connection with the issuance of convertible debt. The warrants have a ten-year life and have an exercise price of $0.20. As of December 31, 2020 and 2019, the warrants remained outstanding. The warrants were measured using a Black-Scholes model with the following inputs:

2019 warrants
Stock price	$0.17
Exercise price	$0.20
Expected term (years)	10.00
Volatility	59.9%
Risk free rate	1.9%